CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Singlepoint Inc. stockholders	$ (4,797,453)	$ (6,353,921)	$ (8,852,677)	$ (5,373,015)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss attributable to non-controlling interests	(323,767)	(271,330)	(349,856)	(390,932)
Common stock issued for acquisition expenses	136,118	0
Common stock issued for services	106,000	1,315,247	1,502,513	146,283
Preferred stock issued for services	0	2,000	2,000	0
Bad debt expense	23,826	124,660	178,958	0
Depreciation	252,186	147,642	216,623	44,763
Amortization of intangibles	303,336	187,836	312,543	14,520
Amortization of debt discounts	398,669	803,261	1,376,934	16,772
Amortization of deferred compensation	0	45,280	120,747	105,652
(Gain) loss on change in fair value of equity securities			0	76,627
Goodwill impairment charge	0	28,005	1,315,973	680,772
Loss on debt settlement	352,576	0	(125,001)	(513,909)
Common stock issued for warrants			0	416,444
Changes in operating assets and liabilities (net of acquisitions):
Accounts receivable	761,669	(984,416)	(1,272,320)	(87,395)
Prepaid expenses	78,624	(104,848)	(9,812)	(36,013)
Inventory	(508,212)	(931,785)	(844,213)	(70,250)
Contract assets	(795,424)	(67,611)	(160,549)	0
Accounts payable	(482,985)	1,661,099	1,364,352	(13,546)
Accrued expenses	2,649,386	192,272	(53,062)	151,597
Unearned revenue	1,290,320	1,132,401	1,122,013	0
NET CASH USED IN OPERATING ACTIVITIES	(555,131)	(3,074,208)	(4,164,983)	(4,831,629)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions, net of cash acquired	0	(1,283,613)	(1,272,320)	0
Cash paid for investment	0	(75,000)
Cash paid for acquisition related expenses			0	(25,000)
Cash paid for notes receivable from related party	(59,500)	0	(157,000)	0
Cash paid for property	(67,076)	(92,922)	(92,922)	(19,700)
NET CASH USED IN INVESTING ACTIVITIES	(126,576)	(1,451,535)	(1,522,242)	(44,700)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	123,787	611,242	767,233	540,899
Proceeds from advances from related party	118,636	222,911	275,878	234,824
Proceeds from notes payable			552,085	1,811,070
Proceeds from issuance of convertible notes	480,000	3,777,500	3,777,500	0
Payments on advances to related party	(136,924)	(175,622)	(185,470)	(64,569)
Payments on convertible notes payable	(200,387)	0	0	(75,000)
Payments on capital lease obligations	(214,131)	(132,234)	(202,982)	(51,365)
Payments on notes payable	(199,075)	(375,622)	(754,262)	(286,518)
Proceeds from sale of preferred stock - Class C	100,000	0	0	760,000
Proceeds from sale of preferred stock - Class D			0	2,000,000
Proceeds from sale of preferred stock - Class E	483,780	1,488,000	1,830,000	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	555,686	5,416,175	6,059,982	4,869,341
NET CHANGE IN CASH	(126,021)	890,432	372,757	(6,988)
Cash at beginning of period	564,242	191,485	191,485	198,473
Cash at end of period	438,221		564,242	191,485
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid	20,503	169,055	169,055	20,853
Income tax paid	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Recognition of new right of use assets and lease liabilities	290,104	0	66,969	0
Non-cash consideration given for acquisitions through issuance of common stock and notes payable	0	2,422,836
Original issue discount from issuance of notes payable	0	1,523,198
Common stock issued for conversion of debt and accrued interest	176,402	45,277	45,277	3,172,918
Common stock issued for purchase of investment			134,376	0
Conversion of preferred stock to common stock	428,020	24	2,581	282
Inventory transferred to related party for note receivable			0	63,456
Investment in Jacksam transferred for reduction in related party debt			0	547,010
Non-cash portion of termination agreement removing accrued compensation and related party debt in exchange for stock and new related party note			0	1,234,052
Accrual of preferred stock dividends	202,900	0
Deferred stock compensation recognized for acquisitions			0	450,000
Discount recognized on deferred stock compensation for acquisitions			$ 0	$ 110,402
Rounding adjustment in connection with reverse split	$ 283	$ 0